Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INTEREST AND DIVIDEND INCOME
Loans, including fees	$ 28,553	$ 26,237	$ 23,097
Taxable securities	2,247	2,371	2,374
Nontaxable securities	532	608	680
Other	1,129	421	289
Total interest and dividend income	32,461	29,637	26,440
INTEREST EXPENSE
Deposits	3,609	2,372	1,344
Short-term borrowings	317	333	149
Other borrowings	136	181	495
Total interest expense	4,062	2,886	1,988
NET INTEREST INCOME	28,399	26,751	24,452
Provision for loan losses	1,140	1,316	1,145
Net interest income, after provision for loan losses	27,259	25,435	23,307
NONINTEREST INCOME
Gain on sale of loans, net	462	307	296
Earnings on bank owned life insurance	446	336	357
Unrealized gain (loss) on equity securities	9	(6)
Other income	879	760	674
Total noninterest income	5,428	4,758	4,340
NONINTEREST EXPENSES
Salaries and employee benefits	11,663	10,895	10,009
Occupancy expense	832	833	869
Equipment expense	571	597	665
Professional and director fees	1,332	1,029	963
Financial institutions and franchise tax	612	564	523
Marketing and public relations	535	508	401
Software expense	938	893	879
Debit card expense	554	537	535
Amortization of intangible assets	63	101	116
FDIC insurance expense	98	276	225
Other expenses	2,571	2,285	2,131
Total noninterest expenses	19,769	18,518	17,316
INCOME BEFORE INCOME TAXES	12,918	11,675	10,331
FEDERAL INCOME TAX PROVISION	2,504	2,263	3,230
NET INCOME	$ 10,414	$ 9,412	$ 7,101
EARNING PER SHARE
Basic and diluted	$ 3.80	$ 3.43	$ 2.59
Deposit Account [Member]
NONINTEREST INCOME
Noninterest income	$ 1,252	$ 1,182	$ 1,133
Fiduciary and Trust [Member]
NONINTEREST INCOME
Noninterest income	899	863	687
Debit Card [Member]
NONINTEREST INCOME
Noninterest income	$ 1,481	$ 1,316	$ 1,193